Schroder North American Equity Fund

Schedule of Investments
July 31, 2020 (unaudited)

Shares		Value $

	COMMON STOCK – 93.4%
	Canada – 1.4%
14,791	Alamos Gold Class A	156,473
42,933	B2Gold	297,449
5,434	Canadian National Railway	530,803
2,775	Canadian Utilities Class A	71,185
19,033	Centerra Gold	238,721
663	Constellation Software	784,230
72,070	Crescent Point Energy	111,378
6,726	Dollarama	245,951
10,574	Eldorado Gold (1)	132,861
51,531	IAMGOLD (1)	257,376
8,637	Kirkland Lake Gold	471,684
8,464	Manulife Financial	113,426
5,317	Open Text	239,324
10,525	Parex Resources (1)	127,295
1,621	SSR Mining (1)	38,847
29,734	Wesdome Gold Mines (1)	304,344
		4,121,347
	Israel – 0.4%
8,083	Check Point Software Technologies (1)	1,013,204

	United States – 91.6%
	Communication Services – 10.2%
16,875	Activision Blizzard	1,394,381
3,682	Alphabet Class A (1)	5,478,632
3,404	Alphabet Class C (1)	5,047,996
88,981	AT&T	2,632,058
37,886	Comcast Class A	1,621,521
13,534	Discovery Class A (1)	285,567
19,865	Facebook Class A (1)	5,039,154
15,346	Fox	395,466
6,333	Glu Mobile (1)	59,784
1,805	Madison Square Garden Entertainment (1)	127,902
2,917	Netflix (1)	1,426,063
239	Nexstar Media Group Class A	20,948
5,277	Omnicom Group	283,533
594	Take-Two Interactive Software (1)	97,428
65,617	Verizon Communications	3,771,665
12,388	ViacomCBS Class B	322,955
13,573	Walt Disney (1)	1,587,226
		29,592,279
	Consumer Discretionary – 10.1%
4,234	Amazon.com (1)	13,399,255
11,393	American Eagle Outfitters	113,930
5,680	Best Buy	565,671
5,955	BorgWarner	217,953
1,905	Capri Holdings (1)	28,537
9,905	DR Horton	655,315
21,458	eBay	1,186,198
645	Etsy (1)	76,355
9,420	Foot Locker (1)	276,854
19,272	Ford Motor (1)	127,388
13,268	Garmin	1,308,092

Shares		Value $

13,918	General Motors (1)	346,419
47,226	Gentex	1,274,630
12,629	H&R Block	183,121
1,875	Harley-Davidson	48,806
13,710	Home Depot	3,639,868
2,857	Lear (1)	315,356
2,126	Lennar Class A	153,816
14,680	LKQ (1)	413,829
4,215	Lowe's	627,655
8,648	MasterCraft Boat Holdings (1)	179,014
5,141	McDonald's	998,794
2,888	Meritage Homes (1)	286,432
9,046	Nike Class B	882,980
135	NVR (1)	530,570
2,073	Office Depot (1)	45,751
1,304	Ollie's Bargain Outlet Holdings (1)	137,050
9,995	PulteGroup	435,782
1,337	Ross Stores (1)	119,889
2,087	Sally Beauty Holdings (1)	24,230
1,783	Starbucks	136,453
6,254	Tapestry (1)	83,553
4,715	Taylor Morrison Home Class A (1)	110,567
3,988	Yum China Holdings (1)	204,345
		29,134,458
	Consumer Staples – 9.1%
28,061	Altria Group	1,154,710
234	Boston Beer Class A (1)	189,643
4,680	Brown-Forman Class B	324,511
6,155	Church & Dwight	592,911
3,878	Clorox	917,186
61,018	Coca-Cola	2,882,490
23,231	Colgate-Palmolive	1,793,433
2,928	Costco Wholesale	953,152
5,839	Edgewell Personal Care (1)	174,528
16,534	General Mills	1,046,106
2,738	Herbalife (1)	140,295
7,466	Hershey	1,085,631
17,542	Hormel Foods	892,186
2,000	JM Smucker	218,700
12,216	Kimberly-Clark	1,857,321
1,244	Medifast	207,910
10,238	Monster Beverage (1)	803,478
21,545	PepsiCo	2,965,885
23,843	Philip Morris International	1,831,381
31,127	Procter & Gamble	4,081,372
8,225	Tyson Foods Class A	505,426
12,905	Walgreens Boots Alliance	525,363
8,223	Walmart	1,064,056
		26,207,674
	Energy – 1.7%
15,266	Berry (1)	71,827
14,791	Bonanza Creek Energy (1)	269,048
20,867	Chevron	1,751,576
8,183	CNX Resources (1)	78,966
928	Concho Resources	48,757
4,145	ConocoPhillips	154,982
25,254	ExxonMobil	1,062,688

Schroder North American Equity Fund

Schedule of Investments
July 31, 2020 (unaudited)

Shares		Value $

7,089	Helmerich & Payne	126,397
2,956	International Seaways	51,050
27,933	Marathon Oil (1)	153,352
38,220	Northern Oil and Gas (1)	30,633
1,427	Oneok	39,827
13,178	PDC Energy (1)	187,918
4,391	Phillips 66	272,330
5,159	Renewable Energy Group (1)	142,285
420	REX American Resources (1)	28,623
28,506	SM Energy	84,093
11,674	Talos Energy (1)	79,500
2,379	Valero Energy	133,771
		4,767,623
	Financials – 9.4%
4,596	Affiliated Managers Group	316,159
38,760	Aflac	1,378,693
2,979	American Financial Group	181,034
7,020	Ameriprise Financial	1,078,483
1,114	Aon Class A	228,615
4,091	Assured Guaranty	89,306
2,847	Athene Holding Class A (1)	91,816
59,225	Bank of America	1,473,518
13,920	Berkshire Hathaway Class B (1)	2,725,258
9,828	Capital One Financial	627,026
32,439	Citigroup	1,622,274
8,724	Eaton Vance	315,285
1,468	FactSet Research Systems	508,368
32,033	Federated Investors Class B	844,390
6,857	Franklin Resources	144,340
15,469	Globe Life	1,231,332
6,026	Goldman Sachs Group	1,192,907
9,413	Houlihan Lokey Class A	515,832
38,806	JPMorgan Chase	3,750,212
11,944	Lincoln National	445,153
15,229	MetLife	576,418
16,771	MGIC Investment	138,696
20,070	Morgan Stanley	981,022
234	MSCI Class A	87,979
5,353	Principal Financial Group	227,128
3,045	Prudential Financial	192,961
3,881	S&P Global	1,359,320
20,638	Synchrony Financial	456,719
12,925	T. Rowe Price Group	1,784,943
6,089	Truist Financial	228,094
2,960	U.S. Bancorp	109,046
21,917	Unum Group	377,630
76,244	Wells Fargo	1,849,680
		27,129,637
	Healthcare – 16.9%
13,867	Abbott Laboratories	1,395,575
31,772	AbbVie	3,015,480
2,938	Alexion Pharmaceuticals (1)	301,116
11,582	Amgen	2,833,768
3,853	Anthem	1,054,952
851	Becton Dickinson	239,420
5,703	Biogen (1)	1,566,557
46,243	Bristol-Myers Squibb	2,712,614

Shares		Value $

896	Chemed	441,002
1,628	Cigna	281,139
5,920	CVS Health	372,605
6,499	Danaher	1,324,496
14,736	Edwards Lifesciences (1)	1,155,450
17,196	Eli Lilly	2,584,387
16,611	Gilead Sciences	1,154,963
1,201	Idexx Laboratories (1)	477,698
1,277	Jazz Pharmaceuticals (1)	138,235
36,883	Johnson & Johnson	5,376,066
4,480	Laboratory Corp. of America Holdings (1)	864,282
21,821	Medtronic	2,105,290
43,320	Merck	3,475,997
818	Mettler-Toledo International (1)	764,830
38,426	Mylan (1)	619,043
95,875	Pfizer	3,689,270
11,865	Premier Class A (1)	414,919
12,301	Quest Diagnostics	1,563,088
2,934	ResMed	594,164
6,849	Stryker	1,323,912
3,511	Thermo Fisher Scientific	1,453,378
14,366	UnitedHealth Group	4,349,738
470	Veeva Systems Class A (1)	124,348
4,087	Waters (1)	871,144
1,081	West Pharmaceutical Services	290,649
		48,929,575
	Industrials – 5.6%
14,632	3M	2,201,677
3,279	Acuity Brands	324,949
7,174	ADT	61,768
5,232	Allegion	520,375
9,321	Allison Transmission Holdings Class A	348,233
8,149	AMETEK	759,894
617	Caterpillar	81,987
477	Cintas	143,992
8,281	Copart (1)	772,204
3,329	Crane	188,321
2,732	Cubic	114,744
4,232	Curtiss-Wright	377,156
5,443	Donaldson	263,115
4,140	Dover	426,130
14,867	Emerson Electric	921,903
3,523	Expeditors International of Washington	297,729
2,156	Exponent	181,233
19,272	Fastenal	906,555
7,264	Graco	386,735
3,380	HEICO	324,885
9,605	Honeywell International	1,434,699
2,822	Hubbell Class B	380,885
1,382	IDEX	227,781
4,472	Illinois Tool Works	827,275
3,369	MasTec (1)	134,019
1,387	Norfolk Southern	266,595
9,692	Quanta Services	387,389
4,283	Raytheon Technologies	242,760
7,023	Union Pacific	1,217,437
1,367	United Parcel Service Class B	195,153

Schroder North American Equity Fund

Schedule of Investments
July 31, 2020 (unaudited)

Shares		Value $

1,480	Verisk Analytics Class A	279,291
8,532	Waste Management	935,107
		16,131,976
	Information Technology – 26.4%
3,590	Accenture Class A	806,960
4,074	Adobe (1)	1,810,160
3,412	Advanced Energy Industries (1)	251,021
18,879	Amdocs	1,172,386
4,685	Analog Devices	538,072
40,432	Apple	17,185,217
11,128	Automatic Data Processing	1,479,023
6,872	Avaya Holdings (1)	87,000
6,441	Broadcom	2,040,187
2,694	Broadridge Financial Solutions	361,912
2,919	CDK Global	132,698
71,767	Cisco Systems	3,380,226
282	Citrix Systems	40,258
5,762	Cornerstone OnDemand (1)	204,609
842	Enphase Energy (1)	50,823
1,304	EPAM Systems (1)	378,264
6,937	Fidelity National Information Services	1,014,953
2,441	First Solar (1)	145,362
16,428	Fiserv (1)	1,639,350
13,664	HP	240,213
2,684	II-VI (1)	136,133
66,058	Intel	3,152,949
3,655	International Business Machines	449,346
3,974	Intuit	1,217,514
577	Jack Henry & Associates	102,879
4,252	KBR	94,565
427	Kla-Tencor	85,327
1,375	Lam Research	518,595
7,112	Mastercard Class A	2,194,265
82,790	Microsoft	16,972,778
2,004	NetApp	88,777
4,054	NVIDIA	1,721,288
1,441	Onto Innovation (1)	54,499
44,037	Oracle	2,441,852
16,368	Paychex	1,177,187
13,576	PayPal Holdings (1)	2,661,846
2,423	Qorvo (1)	310,508
11,522	QUALCOMM	1,216,838
2,619	salesforce.com (1)	510,312
273	ServiceNow (1)	119,902
2,322	SolarEdge Technologies (1)	406,582
16,264	Texas Instruments	2,074,473
20,156	Visa Class A	3,837,702
1,034	VMware Class A (1)	144,977
38,491	Western Union	934,562
7,266	Xilinx	780,005
		76,364,355
	Materials – 0.6%
5,851	Celanese Class A	568,717
820	Ingevity (1)	47,954
6,694	LyondellBasell Industries Class A	418,509
2,879	Minerals Technologies	134,968
4,173	Newmont Mining	288,772

Shares		Value $

2,986	PPG Industries	321,443
1,114	Steel Dynamics	30,535
		1,810,898
	Real Estate – 0.4%
1,390	American Tower Class A REIT	363,332
1,072	Crown Castle International REIT	178,702
12,663	Newmark Group Class A	51,538
2,601	Public Storage REIT	519,888
		1,113,460
	Utilities – 1.2%
10,810	AES	164,636
6,482	Centerpoint Energy	123,223
4,435	Consolidated Edison	340,741
4,673	Edison International	260,146
13,191	Exelon	509,305
2,848	FirstEnergy	82,592
7,793	MDU Resources Group	163,497
5,402	National Fuel Gas	219,159
3,090	NextEra Energy	867,363
5,118	NRG Energy	173,040
8,175	PPL	217,618
2,640	Public Service Enterprise Group	147,682
2,838	Southern	154,983
3,937	UGI	131,260
		3,555,245
	Total United States	264,737,180
	TOTAL COMMON STOCK
	(Cost $168,214,166)	269,871,731
	TOTAL INVESTMENTS IN SECURITIES – 93.4%
	(Cost $168,214,166)	269,871,731
	OTHER ASSETS LESS LIABILITIES – 6.6%	19,035,079
	NET ASSETS – 100%	$288,906,810

(1)	Denotes non-income producing security.

Schroder North American Equity Fund

Schedule of Investments
July 31, 2020 (unaudited)

The open futures contracts held by the Fund at July 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	90	Sep-2020	$14,059,156	$14,685,750	$626,594

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2020, is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
JPMorgan Chase Bank	08/26/20	CAD	5,239,535	USD	3,849,869	$(62,065)

CAD — Canadian Dollar
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
USD — United States Dollar

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)(2)	Level 1	Level 2	Level 3	Total
Common Stock	$269,871,731	$—	$—	$269,871,731
Total Investments in Securities	$269,871,731	$—	$—	$269,871,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$626,594	$—	$—	$626,594
Forwards — Unrealized Depreciation	—	(62,065)	—	(62,065)
Total Other Financial Instruments	$626,594	$(62,065)	$—	$564,529

(1)	For the period ended July 31, 2020, there were no transfers in or out of Level 3.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH -QH-002-0800

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 56.0%
	Communication Services – 4.9%
	AT&T
97,000	4.500%, 05/15/35	116,440
100,000	4.300%, 02/15/30	120,122
450,000	3.400%, 05/15/25	500,555
229,000	3.000%, 06/30/22	239,120
1,041,000	2.750%, 06/01/31	1,114,518
250,000	1.650%, 02/01/28	254,424
	Comcast
95,000	4.700%, 10/15/48	136,157
400,000	3.950%, 10/15/25	463,425
245,000	2.650%, 02/01/30	271,263
	Discovery Communications LLC
379,000	3.625%, 05/15/30	420,530
124,000	2.950%, 03/20/23	130,495
	T-Mobile USA (1)
818,000	3.875%, 04/15/30	936,814
	Verizon Communications
137,000	4.329%, 09/21/28	169,134
160,000	4.016%, 12/03/29	195,304
142,000	3.150%, 03/22/30	162,999
303,000	1.492%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	310,096
	Vodafone Group
227,000	1.261%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	227,890
		5,769,286
	Consumer Discretionary – 2.1%
	Amazon.com
900,000	1.500%, 06/03/30	931,772
	AutoNation
59,000	4.500%, 10/01/25	64,863
	Cox Communications (1)
227,000	3.150%, 08/15/24	246,405
	Ford Motor
77,000	9.000%, 04/22/25	90,716
	General Motors
296,000	6.125%, 10/01/25	345,985
	General Motors Financial
300,000	3.250%, 01/05/23	310,341
	Magna International
71,000	4.150%, 10/01/25	80,498
	McDonald's MTN
209,000	3.625%, 09/01/49	247,957
	Scientific Games International (1)
105,000	5.000%, 10/15/25	104,081
		2,422,618
	Consumer Staples – 4.2%
	Albertsons (1)
133,000	5.875%, 02/15/28	145,635
	Altria Group
109,000	4.400%, 02/14/26	126,771

Principal Amount ($)		Value $

	Anheuser-Busch InBev Worldwide
495,000	4.150%, 01/23/25	564,864
	Archer-Daniels-Midland
510,000	3.250%, 03/27/30	595,385
	BAT Capital
65,000	3.557%, 08/15/27	71,574
193,000	3.222%, 08/15/24	208,555
317,000	2.764%, 08/15/22	329,597
	Boston Scientific
116,000	3.450%, 03/01/24	126,509
	CVS Health
105,000	5.050%, 03/25/48	144,637
243,000	4.300%, 03/25/28	288,684
100,000	4.250%, 04/01/50	127,121
	Kimberly-Clark
170,000	3.100%, 03/26/30	198,014
	PepsiCo
320,000	2.625%, 07/29/29	363,186
	Pfizer
250,000	2.625%, 04/01/30	282,745
	Procter & Gamble
715,000	3.000%, 03/25/30	843,316
	Reynolds American
21,000	5.850%, 08/15/45	27,768
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	413,529
	Tyson Foods
7,000	3.550%, 06/02/27	7,973
		4,865,863
	Energy – 3.5%
	BP Capital Markets
96,000	2.500%, 11/06/22	100,239
	Canadian Natural Resources
171,000	6.250%, 03/15/38	215,789
	Duke Energy
379,000	2.450%, 06/01/30	409,897
	Enbridge
91,000	4.250%, 12/01/26	105,245
	Energy Transfer Operating
205,000	3.750%, 05/15/30	202,742
	Energy Transfer Partners
176,000	5.250%, 04/15/29	191,178
355,000	3.600%, 02/01/23	365,509
	Engie Energia Chile (1)
200,000	3.400%, 01/28/30	213,300
	Enterprise Products Operating LLC
238,000	4.200%, 01/31/50	276,610
	EOG Resources
183,000	2.625%, 03/15/23	192,576
	Equinor
505,000	2.375%, 05/22/30	542,607
	Marathon Petroleum
185,000	4.500%, 05/01/23	200,470

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	MPLX
188,000	4.500%, 04/15/38	200,565
	Phillips 66 Partners
135,000	3.750%, 03/01/28	143,169
186,000	3.605%, 02/15/25	199,607
	Plains All American Pipeline
235,000	3.550%, 12/15/29	232,136
	Sabine Pass Liquefaction LLC (1)
72,000	4.500%, 05/15/30	83,057
	Williams Partners
200,000	4.300%, 03/04/24	218,837
		4,093,533
	Financials – 24.6%
	Aflac
2,000	6.450%, 08/15/40	2,962
	AIB Group MTN (1)
400,000	4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/25	431,609
	American International Group
303,000	3.900%, 04/01/26	348,991
181,000	3.300%, 03/01/21	183,732
	Andrew W Mellon Foundation
358,000	0.947%, 08/01/27	359,466
	AXA Equitable Holdings
202,000	5.000%, 04/20/48	254,661
244,000	4.350%, 04/20/28	282,013
	Bank of America
10,000	5.875%, 01/05/21	10,234
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	489,001
	Bank of America MTN
449,000	3.500%, 04/19/26	509,269
493,000	3.248%, 10/21/27	551,616
304,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	334,338
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	42,448
	Bank of Ireland Group (1)
510,000	4.500%, 11/25/23	551,499
	Bank of New York Mellon MTN
518,000	1.950%, 08/23/22	534,985
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	218,162
	Barclays
200,000	4.337%, 01/10/28	227,221
	Barclays Bank
650,000	10.179%, 06/12/21 (1)	698,139
1,090,000	2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/26	1,155,587
	BNP Paribas (1)
605,000	2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/26	630,141

Principal Amount ($)		Value $

	Camden Property Trust
56,000	3.150%, 07/01/29	63,583
	Capital One Financial
58,000	3.750%, 03/09/27	65,195
500,000	2.150%, 09/06/22	514,808
	Citigroup
335,000	4.300%, 11/20/26	386,041
1,425,000	3.200%, 10/21/26	1,582,275
9,000	2.700%, 03/30/21	9,140
	Cooperatieve Rabobank UA MTN
389,000	3.875%, 02/08/22	409,343
	Credit Agricole MTN (1)
280,000	1.284%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	281,999
	Credit Suisse Group (1)
522,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	586,996
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	276,433
	Fifth Third Bancorp
408,000	3.650%, 01/25/24	447,318
545,000	2.375%, 01/28/25	578,584
	GE Capital International Funding Unlimited
672,000	3.373%, 11/15/25	709,978
	Goldman Sachs Group
121,000	4.750%, 10/21/45	167,221
303,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	350,018
120,000	3.500%, 11/16/26	133,885
65,000	2.875%, 02/25/21	65,786
64,000	2.625%, 04/25/21	64,938
	HCP
169,000	3.250%, 07/15/26	188,453
	Healthcare Realty Trust
200,000	2.400%, 03/15/30	197,656
	HSBC Holdings
200,000	4.950%, 03/31/30	244,817
1,171,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	1,225,391
667,000	2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	682,742
	JPMorgan Chase
426,000	4.625%, 05/10/21	440,078
50,000	4.500%, 01/24/22	53,010
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	389,705
174,000	2.950%, 10/01/26	193,388
195,000	2.700%, 05/18/23	206,252
915,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	954,748
	Liberty Mutual Group Inc (1)
188,000	3.950%, 05/15/60	220,836

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Lloyds Banking Group
530,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	556,492
	Mastercard
110,000	3.850%, 03/26/50	146,574
	Metropolitan Life Global Funding I (1)
1,150,000	2.950%, 04/09/30	1,321,028
	Moody's
119,000	4.875%, 02/15/24	135,212
	Morgan Stanley
397,000	3.625%, 01/20/27	457,043
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	228,653
300,000	3.750%, 02/25/23	324,178
543,000	2.750%, 05/19/22	564,595
169,000	2.500%, 04/21/21	171,769
	Natwest Group
560,000	3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/28	601,205
	Prudential
475,000	3.125%, 04/14/30	528,083
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	355,905
	State Street (1)
206,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	237,648
	Truist Bank
1,334,000	2.250%, 03/11/30	1,405,328
	US Bancorp MTN
262,000	2.625%, 01/24/22	270,353
	Wells Fargo MTN
296,000	2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/30	321,363
360,000	2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	378,836
783,000	2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	820,271
	Wells Fargo
215,000	3.069%, 01/24/23	222,581
281,000	3.000%, 04/22/26	307,777
		28,861,585
	Healthcare – 4.3%
	Abbott Laboratories
494,000	3.400%, 11/30/23	539,059
452,000	1.400%, 06/30/30	464,449

Principal Amount ($)		Value $

	AbbVie
143,000	3.850%, 06/15/24 (1)	158,184
140,000	3.800%, 03/15/25 (1)	156,850
274,000	3.600%, 05/14/25	306,434
88,000	3.450%, 03/15/22 (1)	91,527
28,000	3.200%, 11/06/22	29,511
607,000	3.200%, 11/21/29 (1)	682,274
	Aetna
299,000	2.800%, 06/15/23	316,439
	Anthem
15,000	4.101%, 03/01/28	17,904
	Bayer US Finance II LLC (1)
712,000	3.875%, 12/15/23	778,632
	Becton Dickinson
153,000	3.734%, 12/15/24	170,264
	Cardinal Health
212,000	3.079%, 06/15/24	228,254
	CommonSpirit Health
210,000	3.347%, 10/01/29	221,455
	Merck
257,000	2.750%, 02/10/25	280,695
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	198,888
	UnitedHealth Group
325,000	3.875%, 12/15/28	392,524
		5,033,343
	Industrials – 1.8%
	3M
163,000	3.050%, 04/15/30	189,423
	CSX
80,000	3.800%, 04/15/50	101,737
	Deere
350,000	3.100%, 04/15/30	407,699
	DuPont de Nemours
420,000	2.169%, 05/01/23	428,585
	General Electric MTN
65,000	3.100%, 01/09/23	68,524
	Lockheed Martin
18,000	3.550%, 01/15/26	20,676
	Novelis (1)
131,000	4.750%, 01/30/30	136,668
	Raytheon Technologies (1)
257,000	3.200%, 03/15/24	278,756
	Titan Acquisition (1)
102,000	7.750%, 04/15/26	100,725
	United Technologies
205,000	3.950%, 08/16/25	237,460
	Xylem
135,000	1.950%, 01/30/28	140,336
		2,110,589

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Information Technology – 5.8%
	Apple
315,000	3.000%, 06/20/27	357,122
705,000	1.650%, 05/11/30	740,701
	Broadcom (1)
1,120,000	4.700%, 04/15/25	1,280,894
	Intel
877,000	3.900%, 03/25/30	1,070,047
	Microsoft
127,000	4.100%, 02/06/37	170,112
74,000	2.525%, 06/01/50	81,231
663,000	2.400%, 08/08/26	730,101
	NVIDIA
292,000	3.500%, 04/01/40	350,740
	Oracle
915,000	3.600%, 04/01/40	1,083,401
424,000	3.600%, 04/01/50	507,414
	salesforce.com
406,000	3.700%, 04/11/28	482,252
		6,854,015
	Real Estate – 2.8%
	American Tower REIT
96,000	3.700%, 10/15/49	117,030
185,000	2.400%, 03/15/25	197,961
	Boston Properties REIT
425,000	3.400%, 06/21/29	475,945
	Crown Castle International REIT
8,000	3.800%, 02/15/28	9,319
210,000	3.200%, 09/01/24	228,921
	ERP Operating REIT
351,000	3.000%, 07/01/29	396,476
	Kimco Realty
1,358,000	2.700%, 10/01/30	1,402,664
	Simon Property Group REIT
237,000	2.000%, 09/13/24	244,774
	Ventas Realty REIT
250,000	3.125%, 06/15/23	258,618
		3,331,708
	Utilities – 2.0%
	Entergy
480,000	2.800%, 06/15/30	529,920
	Exelon
31,000	2.450%, 04/15/21	31,385
	Mexico Generadora de Energia (1)
159,774	5.500%, 12/06/32	175,333
	Pacific Gas and Electric
1,140,000	2.500%, 02/01/31	1,144,068
	Southern
403,000	2.950%, 07/01/23	428,181
		2,308,887
	TOTAL CORPORATE OBLIGATIONS
	(Cost $60,075,616)	65,651,427

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 18.1%
	United States Treasury Bill (2)
985,000	0.125%, 09/10/20	984,904
	United States Treasury Bonds
288,200	3.375%, 11/15/48	441,824
43,000	3.125%, 05/15/48	62,926
614,200	3.000%, 05/15/47	873,340
53,600	3.000%, 08/15/48	76,983
177,800	2.750%, 08/15/47	242,725
28,900	2.750%, 11/15/47	39,523
525,700	2.375%, 11/15/49	680,289
131,300	2.250%, 08/15/49	165,484
390,000	2.000%, 02/15/50	468,564
3,626,000	1.250%, 05/15/50	3,673,733
634,000	1.125%, 05/15/40	650,766
	United States Treasury Inflation Indexed Bonds
803,245	0.750%, 07/15/28	925,130
	United States Treasury Notes
3,090,000	1.500%, 11/30/21	3,146,248
2,294,000	1.500%, 08/15/22	2,358,519
6,500	1.500%, 02/15/30	7,094
304,700	0.625%, 05/15/30	307,223
25,300	0.500%, 03/15/23	25,553
517,400	0.500%, 06/30/27	521,361
4,999,500	0.375%, 03/31/22	5,019,615
296,000	0.250%, 06/15/23	297,098
203,000	0.125%, 05/15/23	203,024
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $19,933,934)	21,171,926

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 13.5%
	Federal Home Loan Mortgage Corporation – 4.9%
	FHLMC
725,424	4.500%, 08/01/48	779,846
580,777	4.500%, 12/01/48	624,244
529,800	4.000%, 11/01/48	562,991
390,780	4.000%, 01/01/49	414,497
304,558	3.500%, 05/01/46	325,381
2,824,000	2.000%, 08/01/50	2,923,233
	FHLMC Gold
9,721	4.500%, 10/01/24	10,213
106,681	3.000%, 01/01/43	117,145
		5,757,550
	Federal National Mortgage Association – 7.2%
	FNMA
23,873	5.000%, 10/01/29	26,325
148,939	4.500%, 12/01/47	160,221
263,627	4.500%, 08/01/48	283,149
622,755	4.500%, 10/01/48	669,773

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

548,321	4.500%, 11/01/48	589,227
412,602	4.000%, 12/01/47	439,981
41,274	4.000%, 12/01/48	43,769
804,405	4.000%, 08/01/49	854,076
1,518,861	3.500%, 11/01/47	1,605,870
1,151,664	3.500%, 02/01/50	1,213,225
204,424	3.000%, 06/01/43	222,310
80,640	3.000%, 07/01/43	86,759
909,089	3.000%, 01/01/50	962,480
1,216,349	3.000%, 02/01/50	1,287,785
		8,444,950
	Government National Mortgage Association – 1.4%
	GNMA
427,525	5.000%, 08/20/48	464,752
524,572	5.000%, 10/20/48	572,438
240,994	4.500%, 10/20/48	259,340
	GNMA, Series 147, Class AK
212,144	2.601%, 04/16/54 (3)	222,866
	GNMA IO, Series 123, Class IO
1,657,189	0.748%, 12/16/51 (3)	67,066
		1,586,462
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $15,322,366)	15,788,962

	TAXABLE MUNICIPAL BONDS – 6.1%
	California – 1.6%
	California State University RB, Series B
175,000	3.065%, 11/01/42	186,890
200,000	2.965%, 11/01/39	212,274
	State Health Facilities Financing Authority RB
235,000	2.864%, 06/01/31	252,023
180,000	2.704%, 06/01/30	193,342
115,000	2.584%, 06/01/29	123,696
	State of California Department of Water Resources RB
155,000	1.409%, 12/01/29	156,328
205,000	1.319%, 12/01/28	206,507
	University of California RB, Series BG
485,000	1.614%, 05/15/30	495,103
		1,826,163
	Connecticut – 0.1%
	State of Connecticut GO, Series A
65,000	2.677%, 07/01/30	70,548
65,000	2.627%, 07/01/29	70,337
		140,885
	Massachusetts – 0.4%
	Commonwealth of Massachusetts GO, Series C
443,000	2.514%, 07/01/41	467,653

Principal Amount ($)		Value $

	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
205,000	7.425%, 02/15/29	255,162

	New York – 1.0%
	Port Authority of New York & New Jersey RB, Series AAA
1,160,000	1.086%, 07/01/23	1,174,778

	Ohio – 0.6%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	76,519
	Northeast Ohio Regional Sewer District RB
210,000	3.200%, 11/15/44	219,956
	State Turnpike & Infrastructure Commission RB
430,000	3.216%, 02/15/48	452,966
		749,441
	Pennsylvania – 0.3%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	379,624

	Texas – 1.1%
	Cities of Dallas and Fort Worth RB
510,000	3.089%, 11/01/40	517,380
	State Transportation Commission GO
780,000	2.562%, 04/01/42	812,237
		1,329,617
	Washington – 0.8%
	Pierce County School District No. 10 Tacoma GO
845,000	2.357%, 12/01/39	875,006

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $6,918,397)	7,198,329

	ASSET-BACKED SECURITIES – 2.5%
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	1.362%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	637,066
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	19,413
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	1.485%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	493,526

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	1.422%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	596,344
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	1.470%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	586,632
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	1.592%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	245,207
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
27,553	3.500%, 04/25/55	28,204
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
202,278	2.750%, 07/25/57	207,498
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
110,535	2.750%, 06/25/57	114,457
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,965,634)	2,928,347

	COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
	CAL Funding III, Series 2017-1A, Class A (1)
285,658	3.620%, 06/25/42	285,640
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
244,513	3.500%, 10/25/47	246,064
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
47,983	0.582%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	45,149
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	0.672%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	129,011
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (3)
28,814	3.500%, 05/25/45	28,894
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (3)
278,568	3.492%, 10/25/46	281,341
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
391,454	3.500%, 01/25/47	396,809
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (3)
159,320	3.500%, 08/25/47	160,135
	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (3)
1,996	4.000%, 01/25/49	1,993

Principal Amount ($)		Value $

	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	1.461%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	788,407
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (3)
103,933	3.500%, 05/25/45	105,266
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (3)
109,072	3.500%, 07/25/45	110,005
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
70,797	3.720%, 05/20/42	70,558
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
167,695	3.520%, 06/20/42	167,292
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
100,102	2.750%, 04/25/57	102,176
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,929,779)	2,918,740

	SOVEREIGN GOVERNMENTS – 0.5%
	Mexico Government International Bond
380,000	3.250%, 04/16/30	388,930
	Peruvian Government International Bond
175,000	2.783%, 01/23/31	194,863
65,000	2.392%, 01/23/26	69,095
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $618,099)	652,888
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $108,763,825)	116,310,619
	OTHER ASSETS LESS LIABILITIES – 0.8%	886,234
	NET ASSETS – 100%	$117,196,853

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2020, the value of these securities amounted to $16,677,139, representing 14.2% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Core Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
DAC — Designated Activity Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$65,651,427	$—	$65,651,427
U.S. Treasury Obligations	—	21,171,926	—	21,171,926
U.S. Government Mortgage-Backed Obligations	—	15,788,962	—	15,788,962
Taxable Municipal Bonds	—	7,198,329	—	7,198,329
Asset-Backed Securities	—	2,928,347	—	2,928,347
Collateralized Mortgage Obligations	—	2,918,740	—	2,918,740
Sovereign Governments	—	652,888	—	652,888
Total Investments in Securities	$—	$116,310,619	$—	$116,310,619

(1)	For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 61.2%
	Communication Services – 6.7%
	AT&T
775,000	4.500%, 05/15/35	930,321
1,078,000	4.500%, 03/09/48	1,320,301
717,000	3.650%, 06/01/51	786,330
	Comcast
1,136,000	4.700%, 10/15/48	1,628,156
70,000	3.969%, 11/01/47	89,639
146,000	3.450%, 02/01/50	177,091
	Discovery Communications
288,000	5.300%, 05/15/49	372,431
464,000	4.650%, 05/15/50	556,614
183,000	4.125%, 05/15/29	211,227
	Fox
311,000	5.476%, 01/25/39	429,758
	Verizon Communications
469,000	5.250%, 03/16/37	661,754
522,000	4.000%, 03/22/50	694,670
	Vodafone Group
425,000	5.000%, 05/30/38	550,976
	Walt Disney
245,000	4.750%, 09/15/44	322,784
		8,732,052
	Consumer Discretionary – 4.9%
	Amazon.com
570,000	2.700%, 06/03/60	630,785
895,000	2.500%, 06/03/50	976,000
	Brown University
2,023,000	2.924%, 09/01/50	2,297,647
	Cox Communications (1)
147,000	4.600%, 08/15/47	197,053
	Home Depot
375,000	3.125%, 12/15/49	444,553
805,000	2.950%, 06/15/29	924,353
	McDonald's MTN
426,000	4.875%, 12/09/45	585,726
343,000	3.625%, 09/01/49	406,934
		6,463,051
	Consumer Staples – 7.5%
	Altria Group
583,000	5.375%, 01/31/44	754,812
	Anheuser-Busch
969,000	4.900%, 02/01/46	1,237,700
	Anheuser-Busch InBev Worldwide
238,000	4.900%, 01/23/31	305,478
	BAT Capital
274,000	4.540%, 08/15/47	313,693
	Coca-Cola
246,000	4.200%, 03/25/50	345,503

Principal Amount ($)		Value $

	CVS Health
259,000	5.125%, 07/20/45	352,318
632,000	5.050%, 03/25/48	870,574
105,000	4.250%, 04/01/50	133,477
	Diageo Capital
635,000	2.125%, 04/29/32	680,966
	Georgetown University
477,000	5.215%, 10/01/18	688,557
	Kroger
177,000	5.400%, 01/15/49	257,100
	Massachusetts Mutual Life Insurance (1)
502,000	3.375%, 04/15/50	556,561
	Molson Coors Brewing
328,000	4.200%, 07/15/46	343,666
	New York Life Insurance (1)
574,000	3.750%, 05/15/50	697,913
	PepsiCo
678,000	3.500%, 03/19/40	846,560
	Tyson Foods
177,000	5.100%, 09/28/48	247,093
	Walmart
923,000	3.950%, 06/28/38	1,227,932
32,000	3.625%, 12/15/47	42,442
		9,902,345
	Energy – 4.6%
	Chevron
490,000	3.078%, 05/11/50	566,405
	Enbridge
254,000	5.500%, 12/01/46	340,457
	Energy Transfer Operating
432,000	5.250%, 04/15/29	469,256
	Enterprise Products Operating LLC
202,000	5.100%, 02/15/45	249,029
662,000	4.250%, 02/15/48	756,844
	Halliburton
180,000	5.000%, 11/15/45	192,301
	Marathon Petroleum
228,000	4.750%, 09/15/44	260,429
	MidAmerican Energy
354,000	4.250%, 07/15/49	498,528
	MPLX
820,000	4.700%, 04/15/48	883,671
	Phillips 66 Partners
361,000	4.680%, 02/15/45	386,023
	Plains All American Pipeline
581,000	3.550%, 12/15/29	573,919
	Shell International Finance BV
325,000	4.000%, 05/10/46	405,688
	Sunoco Logistics Partners Operations
421,000	5.400%, 10/01/47	421,520
		6,004,070

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Financials – 13.4%
	Aflac
150,000	6.450%, 08/15/40	222,168
	American International Group
227,000	4.375%, 01/15/55	280,924
	AXA Equitable Holdings
1,024,000	5.000%, 04/20/48	1,290,955
	Bank of America MTN
338,000	5.000%, 01/21/44	486,953
	Bank of America
574,000	6.000%, 10/15/36	849,177
	Citigroup
815,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	1,077,291
405,000	3.200%, 10/21/26	449,699
	Goldman Sachs Group
328,000	4.750%, 10/21/45	453,295
	HSBC Holdings
356,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	415,425
790,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	893,507
370,000	2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/31	388,784
	JPMorgan Chase
188,000	5.600%, 07/15/41	289,382
1,378,000	3.109%, 04/22/51 (2)	1,562,500
	Liberty Mutual Group Inc (1)
559,000	3.950%, 05/15/60	656,634
	Lincoln National
451,000	4.375%, 06/15/50	543,971
	Morgan Stanley MTN
338,000	4.300%, 01/27/45	455,684
	Northern Trust
2,120,000	1.950%, 05/01/30	2,247,201
	Prudential
630,000	3.125%, 04/14/30	700,405
	Prudential Financial
204,000	3.935%, 12/07/49	251,413
	Total Capital International
1,229,000	3.127%, 05/29/50	1,383,792
	Wells Fargo
366,000	3.900%, 05/01/45	455,160
2,046,000	3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	2,234,856
		17,589,176
	Healthcare – 1.7%
	Amgen
170,000	4.663%, 06/15/51	240,709
1,085,000	3.375%, 02/21/50	1,272,496
	Bayer US Finance II (1)
142,000	4.700%, 07/15/64	173,402

Principal Amount ($)		Value $

	Cigna
207,000	4.900%, 12/15/48	291,660
	UnitedHealth Group
201,000	4.450%, 12/15/48	282,157
		2,260,424
	Industrials – 4.1%
	3M
248,000	3.700%, 04/15/50	325,158
	Burlington Northern Santa Fe
207,000	4.900%, 04/01/44	298,101
569,000	4.150%, 04/01/45	755,873
33,000	4.150%, 12/15/48	45,088
174,000	3.050%, 02/15/51	203,255
	Caterpillar
672,000	3.250%, 04/09/50	807,731
	CSX
140,000	3.800%, 04/15/50	178,040
	Deere
267,000	3.750%, 04/15/50	347,784
	GE Capital International Funding Unlimited
500,000	4.418%, 11/15/35	516,273
	General Electric
968,000	4.350%, 05/01/50	1,003,943
	General Electric Capital MTN
275,000	6.750%, 03/15/32	348,053
	Johnson Controls International
77,000	4.500%, 02/15/47	94,295
	Waste Management
341,000	4.150%, 07/15/49	454,392
		5,377,986
	Information Technology – 7.4%
	Apple
1,275,000	2.650%, 05/11/50	1,406,982
	California Institute of Technology
435,000	3.650%, 09/01/19	513,225
	Fiserv
800,000	3.500%, 07/01/29	925,838
	Intel
1,191,000	4.750%, 03/25/50	1,727,259
63,000	3.250%, 11/15/49	74,887
	Mastercard
206,000	3.850%, 03/26/50	274,493
	Microsoft
424,000	3.700%, 08/08/46	552,192
398,000	2.675%, 06/01/60	439,655
257,000	2.525%, 06/01/50	282,114
	NVIDIA
259,000	3.700%, 04/01/60	322,981
	Oracle
606,000	4.000%, 11/15/47	763,475
1,371,000	3.850%, 04/01/60	1,720,713
624,000	3.600%, 04/01/50	746,760
		9,750,574

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	Materials – 0.9%
	Barrick North America Finance LLC
316,000	5.700%, 05/30/41	452,930
	Dow Chemical
148,000	9.400%, 05/15/39	257,613
122,000	4.625%, 10/01/44	146,376
	International Paper
177,000	7.300%, 11/15/39	260,521
		1,117,440
	Real Estate – 1.1%
	American Tower REIT
379,000	3.700%, 10/15/49	462,027
	Camden Property Trust REIT
517,000	3.350%, 11/01/49	597,531
	Simon Property Group REIT
439,000	3.250%, 09/13/49	438,611
		1,498,169
	Utilities – 8.9%
	Berkshire Hathaway Energy (1)
276,000	4.250%, 10/15/50	377,700
	Commonwealth Edison
82,000	4.600%, 08/15/43	112,272
840,000	4.000%, 03/01/49	1,119,686
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	287,149
138,000	3.700%, 12/01/47	175,147
	Duke Energy Indiana
112,000	6.120%, 10/15/35	153,661
	Duke Energy Ohio
822,000	4.300%, 02/01/49	1,127,156
	Duke Energy Progress
185,000	4.200%, 08/15/45	247,279
	Entergy
625,000	3.750%, 06/15/50	772,540
	Entergy Louisiana
269,000	2.900%, 03/15/51	307,078
	Entergy Texas
544,000	3.550%, 09/30/49	655,405
	Florida Power & Light
175,000	4.050%, 10/01/44	235,468
400,000	3.990%, 03/01/49	552,522
	Pacific Gas and Electric
630,000	3.500%, 08/01/50	648,868
	PacifiCorp
761,000	4.150%, 02/15/50	1,031,254
270,000	3.300%, 03/15/51	331,874
	PPL Electric Utilities
80,000	3.950%, 06/01/47	104,840
	Public Service Electric & Gas MTN
310,000	3.150%, 01/01/50	373,089

Principal Amount ($)		Value $

	Public Service of Colorado
183,000	4.300%, 03/15/44	245,896
267,000	3.800%, 06/15/47	343,379
140,000	3.550%, 06/15/46	164,914
	Sempra Energy
487,000	6.000%, 10/15/39	723,591
162,000	4.000%, 02/01/48	198,026
	Southern
55,000	4.400%, 07/01/46	69,620
	Southern California Edison
565,000	3.650%, 02/01/50	655,499
	Southwestern Public Service
520,000	4.400%, 11/15/48	707,380
		11,721,293
	TOTAL CORPORATE OBLIGATIONS
	(Cost $65,900,530)	80,416,580

	U.S. TREASURY OBLIGATIONS – 29.0%
	United States Treasury Bills (3)
884,000	0.131%, 12/17/20	883,653
380,000	0.125%, 09/10/20	379,963
653,000	0.087%, 10/29/20	652,842
	United States Treasury Bonds
231,200	4.625%, 02/15/40	384,794
3,750,900	4.500%, 02/15/36	5,847,741
834,000	4.500%, 08/15/39	1,362,287
268,000	4.375%, 11/15/39	432,548
932,100	4.375%, 05/15/40	1,512,951
1,223,000	3.125%, 05/15/48	1,789,736
790,900	3.000%, 11/15/45	1,110,813
6,801,600	2.750%, 08/15/47	9,285,247
597,700	2.750%, 11/15/47	817,401
3,037,000	2.720%, 05/15/48 (4)	2,148,941
211,500	2.250%, 08/15/49	266,564
5,380,000	1.250%, 05/15/50	5,450,823
1,706,000	1.125%, 05/15/40	1,751,116
	United States Treasury Notes
600,000	2.750%, 09/30/20	602,509
877,600	1.500%, 02/15/30	957,784
2,478,000	0.625%, 03/31/27	2,519,042
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $31,517,745)	38,156,755

	TAXABLE MUNICIPAL BONDS – 6.3%
	California – 3.3%
	California Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	100,816
155,000	2.984%, 06/01/33	165,112
220,000	2.934%, 06/01/32	235,235
	University of California RB
2,450,000	2.975%, 11/01/51	2,718,324

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)

Principal Amount ($)		Value $

	University of California RB, Series AD
739,000	4.858%, 05/15/2112	1,135,902
		4,355,389
	Ohio – 0.6%
	Ohio Turnpike & Infrastructure Commission RB
760,000	3.216%, 02/15/48	800,592

	Pennsylvania – 0.7%
	Pennsylvania State University RB, Series D
845,000	2.840%, 09/01/50	931,122

	Texas – 1.4%
	Dallas RB, Series C
225,000	2.919%, 11/01/50	228,256
	Grand Parkway Transportation RB, Series Sub
1,535,000	3.236%, 10/01/52	1,631,152
		1,859,408
	Wisconsin – 0.3%
	State of Wisconsin RB, Series A
350,000	2.429%, 05/01/31	377,024

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $7,396,942)	8,323,535

	SOVEREIGN GOVERNMENTS – 2.3%
	Indonesia Government International Bond
200,000	4.200%, 10/15/50	239,004
	Mexico Government International Bond
1,075,000	4.500%, 01/31/50	1,194,325
	Panama Government International Bond
230,000	4.500%, 04/01/56	310,500
	Peruvian Government International Bond
520,000	2.783%, 01/23/31	579,020
	Philippine Government International Bond
347,000	2.950%, 05/05/45	388,626
	Uruguay Government International Bond
191,000	5.100%, 06/18/50	267,161
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $2,857,878)	2,978,636
	TOTAL INVESTMENTS IN SECURITIES – 98.8%
	(Cost $107,673,095)	129,875,506
	OTHER ASSETS LESS LIABILITIES – 1.2%	1,519,864
	NET ASSETS – 100%	$131,395,370

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On July 31, 2020, the value of these securities amounted to $2,659,263, representing 2.0% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(4)	United States Treasury PO STRIPS — Rate disclosed is the effective yield at time of purchase.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — United States Dollar
VAR — Variable

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
July 31, 2020 (unaudited)
The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$80,416,580	$—	$80,416,580
U.S. Treasury Obligations	—	38,156,755	—	38,156,755
Taxable Municipal Bonds	—	8,323,535	—	8,323,535
Sovereign Governments	—	2,978,636	—	2,978,636
Total Investments in Securities	$—	$129,875,506	$—	$129,875,506

(1)	For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0800